Deferred tax assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Tax Assets And Liabilities
Schedule of deferred tax assets and liabilities

	Assets			Liabilities
	2026		2025	2026		2025
	US$	S$	S$	US$	S$	S$
Property, plant and equipment	(7,591)	(9,822)	1,265	-	-	18,890
Right-of-use assets	-	-	-	-	-	267,240
Inventories	-	-	-	-	-	19,170
Trade receivables	(37,971)	(49,140)	(49,140)	-	-	55,080
Other payable	-	-	-	-	-	5,900
Lease liabilities	-	-	-	-	-	(247,770)
Others	-	-	-	-	-	5,300
Net deferred tax (assets) liabilities	(45,562)	(58,962)	(47,875)	-	-	123,810

Schedule of deferred tax balance

Movement in deferred tax balances:

	Balance as at July 1, 2024	Recognized in profit or loss	Acquired in business combinations	Balance as at June 30, 2025	Balance as at July 1, 2025	Recognized in profit or loss	Balance as at June 30, 2026
	S$	S$	S$	S$	S$	S$	S$
Property, plant and equipment	1,265	-	18,890	20,155	20,155	(16,973)	3,182
Right-of-use assets	-	-	267,240	267,240	267,240	-	267,240
Inventories	-	-	19,170	19,170	19,170	-	19,170
Trade receivables	(78,270)	29,130	55,080	5,940	5,940	-	5,940
Other payable	-	-	5,900	5,900	5,900	-	5,900
Lease liabilities	-	-	(247,770)	(247,770)	(247,770)	-	(247,770)
Others	-	-	5,300	5,300	5,300		5,300
Net deferred tax (assets) liabilities	(77,005)	29,130	123,810	75,935	75,935	(6,683)	58,962